BETTER 10K - CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets
Cash and Cash Equivalents, at Carrying Value	$ 526,765	$ 526,765			$ 317,959	$ 398,037		$ 938,319
Restricted Cash	27,806	27,806			28,106	29,443		40,555
Mortgage loans held for sale, at fair value	160,025	160,025			248,826			1,854,435
Other Receivables	10,449				16,285			54,162
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	17,806				30,504			40,959	$ 27,454	$ 20,718
Operating Lease, Right-of-Use Asset	23,550				41,979			56,970	65,889	0
Intangible Assets, Net (Excluding Goodwill)	48,406	48,406			61,996			72,489
Goodwill	32,492	32,492			18,525			19,811		10,995
Derivative Asset	3,717	3,717			3,048			9,296
Prepaid Expense and Other Assets	56,208	56,208			66,572			90,998
Embedded Derivative, Fair Value of Embedded Derivative Asset	0				236,603			0
Loan Commitment, Asset	0				16,119			121,723
Total Assets	937,055				1,086,522			3,299,717	146,103	67,563
Liabilities [Abstract]
Warehouse Agreement Borrowings	73,536	73,536			144,049			1,667,917
Bridge Loan	0				750,000			477,333
Long-Term Line of Credit	0				144,403			149,022
Accounts Payable and Accrued Liabilities	103,435				88,983			133,256	134,729	123,849
Escrow Payable	3,153				8,001			11,555
Derivative Liability	1,678	1,678			1,828			2,382
Warrants and Rights Outstanding	0				3,096			31,997
Operating Lease, Liability	33,307			$ 13,000	60,049			73,657	69,566	0
Total other liabilities	40,278				59,933			76,158	44,690	47,588
Total Liabilities	779,823				1,260,342			2,623,277	248,985	171,437
Commitments and Contingencies
Convertible preferred stock	0	0	$ 436,280		436,280	436,280	$ 436,280	436,280		409,688
Equity, Attributable to Parent [Abstract]
Common stock	74				10			10
Stockholders' Equity Note, Subscriptions Receivable	(10,404)	(10,400)			(53,900)			(38,633)
Additional paid-in capital	1,826,848				626,628			571,501
Retained earnings	(1,656,856)				(1,181,415)			(292,613)	8,515	7,522
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,430)				(1,423)			(105)
Equity, Attributable to Parent, Total	157,232	$ 157,232	$ (732,248)		(610,100)	$ (355,088)	$ (139,216)	240,160	$ 8,515	$ 49,326
Liabilities and Equity, Total	$ 937,055				$ 1,086,522			$ 3,299,717